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                                                           FILE NUMBER 028-00568

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                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2004
                       If amended report check here: _____


Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of August, 2004.


                                             By: /s/ William M Lane
                                                 ------------------------------
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

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JUNE 30, 2004               FORM 13F - ROBERT E. TORRAY & Co. Inc.

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
      Item 1           Item 2       Item 3      Item 4        Item 5              Item 6      Item 7                Item 8
                                                                                Invest                         Voting Authority
                                                                        --------------------            ---------------------------
                       Title      CUSIP       Fair Market     Total     (a)     (b)     (c)               (a)       (b)       (c)
  Name of Issuer      of Class    Number        Value         Shares    Sole   Shared  Other  Managers    Sole     Shared     None
--------------------  --------   ---------   -------------   ---------  ----   ------  -----  --------  ---------  ------   -------
Abbott Laboratories    Common    002824100      77,478,442   1,900,845    X                     All     1,900,845
                                                19,513,565     478,743    X                     All                         478,743
Allied Capital
  Corporation          Common    01903Q108      58,407,756   2,391,800    X                     All     2,391,800
                                                14,810,730     606,500    X                     All                         606,500
AMBAC Financial
  Group, Inc.          Common    023139108     118,738,600   1,616,811    X                     All     1,616,811
                                                31,200,984     424,850    X                     All                         424,850
American Express
  Company              Common    025816109      69,666,553   1,355,908    X                     All     1,355,908
                                                19,501,896     379,562    X                     All                         379,562
American
  International
  Group, Inc.          Common    026874107      76,099,527   1,067,614    X                     All     1,067,614
                                                23,933,899     335,773    X                     All                         335,773
Amgen, Inc.            Common    031162100     130,163,747   2,385,262    X                     All     2,385,262
                                                34,388,377     630,170    X                     All                         630,170
Anheuser-Busch
  Companies Inc.       Common    035229103     108,745,038   2,013,797    X                     All     2,013,797
                                                27,772,200     514,300    X                     All                         514,300
Automatic Data
  Processing, Inc.     Common    053015103      97,807,599   2,335,425    X                     All     2,335,425
                                                23,437,011     559,623    X                     All                         559,623
Bank of America
  Corporation          Common    060505104      36,978,263     436,992    X                     All       436,992
                                                10,555,922     124,745    X                     All                         124,745
Bank One
  Corporation          Common    06423A103      84,902,250   1,664,750    X                     All     1,664,750
                                                23,002,275     451,025    X                     All                         451,025
Boston Scientific
  Corporation          Common    101137107      74,685,614   1,744,991    X                     All     1,744,991
                                                17,911,286     418,488    X                     All                         418,488
Cardinal Health
  Inc.                 Common    14149Y108     125,192,520   1,787,188    X                     All     1,787,188
                                                30,324,645     432,900    X                     All                         432,900
Clear Channel
  Communications,
  Inc.                 Common    184502102      90,893,712   2,459,911    X                     All     2,459,911
                                                20,932,951     566,521    X                     All                         566,521
DIRECTV Group, Inc.    Common    25459L106      90,011,613   5,263,837    X                     All     5,263,837
                                                21,910,657   1,281,325    X                     All                       1,281,325
Disney Company,
  The Walt             Common    254687106     110,408,788   4,331,455    X                     All     4,331,455
                                                26,051,672   1,022,035    X                     All                       1,022,035
Echostar
  Corporation          Common    278762109      48,595,579   1,580,344    X                     All     1,580,344
                                                12,213,900     397,200    X                     All                         397,200
Emerson Electric
  Company              Common    291011104      44,287,106     696,886    X                     All       696,886
                                                18,470,808     290,650    X                     All                         290,650
First Data
  Corporation          Common    319963104     127,596,902   2,866,058    X                     All     2,866,058
                                                32,891,376     738,800    X                     All                         738,800
Franklin Resources
  Inc.                 Common    354613101     117,331,731   2,342,886    X                     All     2,342,886
                                                29,350,185     586,066    X                     All                         586,066
Gannett Co., Inc.      Common    364730101      74,718,147     880,591    X                     All       880,591
                                                20,318,096     239,459    X                     All                         239,459
General Dynamics
  Corporation          Common    369550108      60,910,620     613,400    X                     All       613,400
                                                13,911,930     140,100    X                     All                         140,100
General Electric
  Company              Common    369604103     101,897,158   3,144,974    X                     All     3,144,974
                                                25,816,320     796,800    X                     All                         796,800
Hewlett-Packard
  Company              Common    428236103      71,443,482   3,385,947    X                     All     3,385,947
                                                13,744,540     651,400    X                     All                         651,400
Honeywell
  International Inc.   Common    438516106      93,192,801   2,544,166    X                     All     2,544,166
                                                25,856,128     705,873    X                     All                         705,873
Illinois Tool
  Works Inc.           Common    452308109     159,686,576   1,665,310    X                     All     1,665,310
                                                37,796,770     394,168    X                     All                         394,168
JPMorgan Chase & Co.   Common    46625H100      49,291,056   1,271,371    X                     All     1,271,371
                                                13,955,029     359,944    X                     All                         359,944
Johnson & Johnson      Common    478160104      42,499,100     763,000    X                     All       763,000
                                                 9,951,139     178,656    X                     All                         178,656
Kimberly-Clark
  Corporation          Common    494368103      52,190,861     792,211    X                     All       792,211
                                                13,614,300     206,653    X                     All                         206,653
Markel Corporation     Common    570535104     105,768,850     381,149    X                     All       381,149
                                                 8,334,435      30,034    X                     All                          30,034
Merck & Co., Inc.      Common    589331107      60,456,908   1,272,777    X                     All     1,272,777
                                                10,568,750     222,500    X                     All                         222,500
Pfizer Inc.            Common    717081103      69,408,362   2,024,748    X                     All     2,024,748
                                                13,617,182     397,234    X                     All                         397,234
SBC Communications,
  Inc.                 Common    78387G103      95,258,899   3,928,202    X                     All     3,928,202
                                                23,942,025     987,300    X                     All                         987,300
Tribune Company        Common    896047107      86,989,461   1,910,177    X                     All     1,910,177
                                                19,923,204     437,488    X                     All                         437,488
United
  Technologies
  Corporation          Common    913017109     113,272,000   1,238,216    X                     All     1,238,216
                                                28,608,266     312,727    X                     All                         312,727
Univision
  Communications,
  Inc.                 Common    914906102      98,643,074   3,089,354    X                     All     3,089,354
                                                25,510,474     798,950    X                     All                         798,950
                                             -------------
                                             3,767,261,622
                                             =============
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